Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current liabilities
Customer contract liability, current	$ 1,600	$ 83
Stamp duty liability	5,659	1,376
Other tax payable	1,191	200
Stock-based compensation liability, current	1,538
Total other current liabilities	$ 9,988	$ 1,659